Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories	18 Inventories

	At December 31,
	2020	2019
Supplies	3,147	3,288
Oil and byproducts	4,862	8,011
Others	6	3
	8,015	11,302